COMMITMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments Details Narrative Abstract
Exclusivity fee	$ 48,367	$ 42,550	$ 0